HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Investment properties	$ 69,828	$ 80,196	$ 51,357
Participating loan interests	0	268
Equity accounted investments	21,889	22,698	19,761
Accounts receivable and other	1,460	2,361
Total assets	108,028	122,520
Debt obligations	52,319	63,964
Accounts payable and other liabilities	4,689	3,749
Total liabilities	64,112	75,780
Held for sale
Disclosure of financial assets [line items]
Investment properties	989	422
Participating loan interests	317	0
Equity accounted investments	35	568
Accounts receivable and other	5	14
Total assets	1,346	1,004	$ 1,433
Debt obligations	763	153
Accounts payable and other liabilities	2	10
Total liabilities	$ 765	$ 163